Note 12 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Leases Capital [Abstract]
Note 12 - Capital Lease Obligations [Text Block]

12. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of June 30, 2011, assets under capital leases had a net book value of US$2,045.

The following is a schedule by year of the future minimum lease payments as of June 30, 2011:

2011	51
2012	54
2013	20
2014	20
2015	19
2016 and thereafter	69
Estimated future lease payments	233

Less amount representing interest at 6.2% to 12.0% annual	(44)

Present value of minimum lease payments	189

Less current portion of capital lease obligations	(73)

Long-term portion of capital lease obligations	116